Credit Facility and Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Summary of Contractual Obligations Under Short-term Debts
The following table summarizes our contractual obligations under long-term debt as at December 31, 2023.

	Payments Due By Period
Contractual Basis	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
	($ in millions)
Long-term Debt Obligations	$—	$300.0	$—	$—	$300.0